Stock Option Plans (Tables)	6 Months Ended
Jun. 30, 2013
Stock Option Plans
Summary of stock option activity

    A summary of the Company's stock option activity and related information for 2010, 2011, 2012 and for the six months ended June 30, 2013, is as follows:

	OPTIONS OUTSTANDING
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2009	1,167,968	1,399,037	$0.41	5.48	$462
Additional shares authorized	2,574,053	—	—
Granted	(1,673,404)	1,673,404	1.47
Exercised	—	(346,722)	0.55
Repurchased	95,000	—	0.74
Cancelled/forfeited	374,742	(374,742)	0.75

Balance as of December 31, 2010	2,538,359	2,350,977	1.09	5.71	$3,042
Additional shares authorized	1,762,323	—	—
Granted	(3,167,658)	3,167,658	2.47
Exercised	—	(295,840)	1.57
Repurchased	8,437	—	0.22
Cancelled/forfeited	635,451	(635,451)	1.71

Balance as of December 31, 2011	1,776,912	4,587,344	1.92	6.30	$10,629
Additional shares authorized	1,875,000
Granted	(3,364,447)	3,364,447	4.53
Assumed grants	(89,405)	89,405	5.46
Exercised	—	(432,850)	2.12
Repurchased	31,646	—	2.10
RSUs granted, net of cancellations/forfeitures	(328,466)	—
Cancelled/forfeited	1,026,865	(1,026,865)	2.44

Balance as of December 31, 2012	928,105	6,581,481	3.21	8.08	$11,431
Additional shares authorized	4,502,130
Granted	(2,118,049)	2,118,049	8.26
Exercised	—	(634,204)	2.23
Repurchased	9,422	—	1.67
RSUs granted, net of cancellations/forfeitures	(75,778)	—
Cancelled/forfeited	173,745	(173,745)	4.04

Balance as of June 30, 2013 (unaudited)	3,419,575	7,891,581	4.62	8.24	$159,766

Exercisable as of December 31, 2011		4,096,373	1.92	8.80	$9,485

Vested and expected to vest as of December 31, 2011		3,813,963	1.85	6.28	$9,097

Exercisable as of December 31, 2012		6,108,872	3.16	8.04	$10,886

Vested and expected to vest as of December 31, 2012		5,910,677	3.12	7.97	$10,825

Exercisable as of June 30, 2013 (unaudited)		7,601,787	4.61	8.76	$153,989

Vested and expected to vest as of June 30, 2013 (unaudited)		7,122,508	$4.45	8.14	$145,419

Schedule of information regarding options outstanding

    Additional information regarding options outstanding as of December 31, 2012 is as follows:

Range of Exercise Prices			Shares Outstanding	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price
$0.12	-	$0.74	555,600	5.80	$0.38	555,600	$0.38
1.50	-	1.50	733,619	7.36	1.50	632,074	1.50
2.38	-	2.38	1,678,864	6.71	2.38	1,677,251	2.38
2.74	-	2.88	369,760	8.36	2.78	369,760	2.78
4.24	-	4.24	810,749	9.12	4.24	648,915	4.24
4.56	-	4.56	1,468,949	9.33	4.56	1,261,332	4.56
4.74	-	4.74	744,250	9.59	4.74	744,250	4.74
4.90	-	4.94	153,754	9.48	4.94	153,754	4.94
5.44	-	5.44	63,456	7.76	5.44	63,456	5.44
9.24	-	9.24	2,480	6.65	9.24	2,480	9.24

0.12	-	9.24	6,581,481	8.08	3.21	6,108,872	3.16

          Additional information regarding options outstanding as of June 30, 2013 (unaudited) is as follows:

Range of Exercise Prices			Shares Outstanding	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price
$0.12	-	$1.50	979,239	6.55	$1.10	944,360	$1.09
2.38	-	2.38	1,456,758	6.17	2.38	1,456,758	2.38
2.74	-	4.24	1,063,088	8.47	3.81	968,752	3.77
4.56	-	4.56	1,432,700	8.85	4.56	1,290,871	4.56
4.74	-	4.94	843,840	9.10	4.77	843,840	4.77
5.44	-	5.44	59,884	7.67	5.44	59,884	5.44
7.42	-	7.42	1,693,249	9.61	7.42	1,693,249	7.42
9.24	-	9.24	2,480	6.16	9.24	2,480	9.24
12.00	-	12.00	341,593	9.83	12.00	341,593	12.00
17.66	-	17.66	18,750	9.96	17.66	—	—

0.12	-	17.66	7,891,581	8.24	4.62	7,601,787	4.61

Schedule of assumptions used for estimation of fair value of options granted on the date of grant

The fair value of options granted is estimated on the date of grant using the Black-Scholes pricing model and the following assumptions for the periods presented:

	Year Ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
				(unaudited)
Expected term (in years)	6	6	6	6	6
Risk-free interest rate	2.18%	2.14%	1.02%	1.09%	0.86% - 1.375%
Expected volatility	66%	84%	65%	63% - 65%	57% - 58%
Expected dividend rate	0%	0%	0%	0%	0%

Summary of RSU activity

A summary of the Company's RSU activity and related information for 2012 and for the six months ended June 30, 2013 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2011	—	$—	$—
Additional shares authorized	—	—	—
RSUs Granted	341,466	4.58	—
RSUs Vested	—	—	—
RSUs Repurchased	—	—	—
RSUs Cancelled/Forfeited	(13,000)	4.56

Balance as of December 31, 2012	328,466	4.58	2,437
RSUs Granted	75,778	15.10	—
RSUs Vested	(147,609)	4.56	—
RSUs Repurchased	—	—	—
RSUs Cancelled/Forfeited	—	—	—

Balance as of June 30, 2013 (unaudited)	256,635	7.70	$6,383

Schedule of assumptions used to value employee stock purchase rights under the Black-Scholes model

The assumptions used to value employee stock purchase rights under the Black-Scholes model during the six months ended June 30, 2013 (unaudited) were as follows:

Expected term (in months)	9
Risk-free interest rate	0.11%
Expected volatility	42%
Expected dividend rate	0%

Schedule of total unrecognized compensation cost, adjusted for estimated forfeitures

   As of December 31, 2012 and June 30, 2013, total unrecognized compensation cost, adjusted for estimated forfeitures, was as follows:

	December 31, 2012		June 30, 2013
	Unrecognized Expense	Average Expected Recognition Period	Unrecognized Expense	Average Expected Recognition Period
	(in thousands)	(in years)	(in thousands)	(in years)
			(unaudited)
Stock options	$7,880	2.93	$13,384	2.88
Restricted stock units	1,505	(a)	1,200	1.69
Employee Stock Purchase Plan	—	—	948	0.64

Total unrecognized stock-based compensation expense	$9,385		$15,532

(a)
The Company will record an expense for the vested portion of the RSUs upon completion of a sale event or an IPO.